UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDGX Dividend Growth Fund –
.
TADGX Dividend Growth Fund–
.
Advisor  Class
PDGIX Dividend Growth Fund–
.
I  Class
TRZDX Dividend Growth Fund–
.
Z Class

T. ROWE PRICE Dividend Growth Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Dividend Growth Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Dividend Growth Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dividend Growth Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 17.3% 18.7%
Health Care 18.4 17.1
Financials 14.4 15.1
Industrials and Business
Services 12.8 15.0
Consumer Staples 8.8 10.0
Consumer Discretionary 9.0 6.9
Materials 4.9 4.2
Energy 2.9 3.3
Utilities 3.6 3.0
Real Estate 2.9 2.6
Communication Services 0.7 0.5
Other and Reserves 4.3 3.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Dividend Growth Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Microsoft 6.0%
Apple 4.7
UnitedHealth Group 2.1
Visa 2.0
Accenture 1.9
Marsh & McLennan 1.8
JPMorgan Chase 1.8
Chubb 1.6
General Electric 1.6
Thermo Fisher Scientific 1.5
Roper Technologies 1.5
McKesson 1.4
Mondelez International 1.4
Becton, Dickinson & Company 1.4
Honeywell International 1.4
Eli Lilly 1.3
Philip Morris International 1.3
Texas Instruments 1.3
Danaher 1.2
PepsiCo 1.2
Linde 1.2
AstraZeneca 1.2
Exxon Mobil 1.2
Union Pacific 1.2
McDonald's 1.2
Total 44.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Dividend Growth Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Dividend Growth Fund

DIVIDEND GROWTH FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,068.40 $3.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.62   3.21
Advisor Class
Actual   1,000.00   1,067.00   4.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.38   4.46
I Class
Actual   1,000.00   1,069.00   2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.27   2.56
Z Class
Actual   1,000.00   1,071.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, the
3
I Class was 0.51%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 64 .10 $ 74 .07 $ 60 .01 $ 53 .32 $ 41 .47 $ 43 .38
Investment activities
Net investment
income
(1)(2)
0 .40 0 .72 0 .59 0 .62 0 .68 0 .73
Net realized and
unrealized gain/loss 3 .97 ( 8 .25 ) 14 .95 6 .69 12 .12 ( 1 .12 )
Total from
investment activities 4 .37 ( 7 .53 ) 15 .54 7 .31 12 .80 ( 0 .39 )
Distributions
Net investment
income ( 0 .39 ) ( 0 .73 ) ( 0 .58 ) ( 0 .62 ) ( 0 .66 ) ( 0 .73 )
Net realized gain — ( 1 .71 ) ( 0 .90 ) — ( 0 .29 ) ( 0 .79 )
Total distributions ( 0 .39 ) ( 2 .44 ) ( 1 .48 ) ( 0 .62 ) ( 0 .95 ) ( 1 .52 )
NET ASSET VALUE
End of period $ 68 .08 $ 64 .10 $ 74 .07 $ 60 .01 $ 53 .32 $ 41 .47

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
6 .84% ( 10 .23 ) % 26 .04% 13 .93% 31 .02% ( 1 .06 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .64%
(4)
0 .64% 0 .62% 0 .63% 0 .62% 0 .64%
Net expenses after
waivers/payments
by Price Associates 0 .64%
(4)
0 .64% 0 .62% 0 .63% 0 .62% 0 .64%
Net investment
income 1 .25%
(4)
1 .08% 0 .88% 1 .19% 1 .40% 1 .63%
Portfolio turnover rate 7 .8% 15 .5% 12 .3% 13 .1% 7 .1% 16 .9%
Net assets, end of
period (in millions) $12,043 $11,086 $14,625 $12,078 $10,165 $6,100
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 64 .03 $ 73 .98 $ 59 .95 $ 53 .26 $ 41 .42 $ 43 .34
Investment activities
Net investment
income
(1)(2)
0 .32 0 .55 0 .40 0 .47 0 .54 0 .60
Net realized and
unrealized gain/loss 3 .96 ( 8 .22 ) 14 .93 6 .69 12 .11 ( 1 .12 )
Total from
investment activities 4 .28 ( 7 .67 ) 15 .33 7 .16 12 .65 ( 0 .52 )
Distributions
Net investment
income ( 0 .31 ) ( 0 .57 ) ( 0 .40 ) ( 0 .47 ) ( 0 .52 ) ( 0 .61 )
Net realized gain — ( 1 .71 ) ( 0 .90 ) — ( 0 .29 ) ( 0 .79 )
Total distributions ( 0 .31 ) ( 2 .28 ) ( 1 .30 ) ( 0 .47 ) ( 0 .81 ) ( 1 .40 )
NET ASSET VALUE
End of period $ 68 .00 $ 64 .03 $ 73 .98 $ 59 .95 $ 53 .26 $ 41 .42

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
6 .70% ( 10 .45 ) % 25 .68% 13 .62% 30 .66% ( 1 .35 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .89%
(4)
0 .90% 0 .89% 0 .90% 0 .91% 0 .91%
Net expenses after
waivers/payments
by Price Associates 0 .89%
(4)
0 .90% 0 .89% 0 .90% 0 .91% 0 .91%
Net investment
income 1 .00%
(4)
0 .83% 0 .60% 0 .91% 1 .12% 1 .34%
Portfolio turnover rate 7 .8% 15 .5% 12 .3% 13 .1% 7 .1% 16 .9%
Net assets, end of
period (in thousands) $375,691 $352,408 $438,861 $345,694 $346,106 $267,540
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 64 .07 $ 74 .05 $ 59 .98 $ 53 .30 $ 41 .46 $ 43 .37
Investment activities
Net investment
income
(1)(2)
0 .45 0 .83 0 .67 0 .68 0 .74 0 .78
Net realized and
unrealized gain/loss 3 .95 ( 8 .26 ) 14 .95 6 .69 12 .11 ( 1 .11 )
Total from
investment activities 4 .40 ( 7 .43 ) 15 .62 7 .37 12 .85 ( 0 .33 )
Distributions
Net investment
income ( 0 .43 ) ( 0 .84 ) ( 0 .65 ) ( 0 .69 ) ( 0 .72 ) ( 0 .79 )
Net realized gain — ( 1 .71 ) ( 0 .90 ) — ( 0 .29 ) ( 0 .79 )
Total distributions ( 0 .43 ) ( 2 .55 ) ( 1 .55 ) ( 0 .69 ) ( 1 .01 ) ( 1 .58 )
NET ASSET VALUE
End of period $ 68 .04 $ 64 .07 $ 74 .05 $ 59 .98 $ 53 .30 $ 41 .46

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
6 .90% ( 10 .10 ) % 26 .20% 14 .08% 31 .16% ( 0 .93 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .51%
(4)
0 .50% 0 .49% 0 .50% 0 .50% 0 .51%
Net expenses after
waivers/payments
by Price Associates 0 .51%
(4)
0 .50% 0 .49% 0 .50% 0 .50% 0 .51%
Net investment
income 1 .38%
(4)
1 .26% 1 .00% 1 .31% 1 .53% 1 .76%
Portfolio turnover rate 7 .8% 15 .5% 12 .3% 13 .1% 7 .1% 16 .9%
Net assets, end of
period (in millions) $9,662 $8,671 $6,815 $5,541 $4,229 $2,338
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
2/22/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 64 .14 $ 74 .12 $ 60 .84
Investment activities
Net investment income
(2)(3)
0 .61 1 .15 0 .86
Net realized and unrealized gain/loss 3 .97 ( 8 .26 ) 14 .22
Total from investment activities 4 .58 ( 7 .11 ) 15 .08
Distributions
Net investment income ( 0 .59 ) ( 1 .16 ) ( 0 .90 )
Net realized gain — ( 1 .71 ) ( 0 .90 )
Total distributions ( 0 .59 ) ( 2 .87 ) ( 1 .80 )
NET ASSET VALUE
End of period $ 68 .13 $ 64 .14 $ 74 .12
Ratios/Supplemental Data
Total return
(3)(4)
7 .18% ( 9 .66 ) % 24 .98%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .50%
(5)
0 .49% 0 .49%
(5)
Net expenses after waivers/payments by Price Associates 0 .00%
(5)
0 .00% 0 .00%
(5)
Net investment income 1 .88%
(5)
1 .73% 1 .46%
(5)
Portfolio turnover rate 7 .8% 15 .5% 12 .3%
Net assets, end of period (in millions) $450 $434 $545
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dividend Growth Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
COMMUNICATION SERVICES 0.5%
Entertainment 0.5%
Walt Disney  (1) 1,285,761 114,793
Total Communication Services 114,793
CONSUMER DISCRETIONARY 6.6%
Hotels, Restaurants & Leisure 3.5%
Hilton Worldwide Holdings  1,598,303 232,633
Las Vegas Sands  (1) 1,692,499 98,165
Marriott International, Class A  283,153 52,012
McDonald's  885,175 264,145
Yum! Brands  990,861 137,284
784,239
Specialty Retail 2.6%
Home Depot  819,775 254,655
Ross Stores  2,308,484 258,850
Tractor Supply  (2) 373,960 82,683
596,188
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  991,199 109,399
109,399
Total Consumer Discretionary 1,489,826
CONSUMER STAPLES 10.0%
Beverages 3.5%
Coca-Cola  4,299,321 258,905
Constellation Brands, Class A  557,055 137,108
Diageo (GBP)  2,464,219 105,939
PepsiCo  1,492,379 276,419
778,371
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale  242,429 130,519
Dollar General  965,103 163,855
Target  456,300 60,186
Walmart  1,428,288 224,498
579,058
Food Products 1.8%
Mondelez International, Class A  4,363,851 318,299
Nestle (CHF)  769,588 92,575
410,874

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 0.5%
Colgate-Palmolive  1,493,786 115,081
115,081
Personal Care Products 0.3%
Kenvue (1) 2,910,862 76,905
76,905
Tobacco 1.3%
Philip Morris International  2,895,840 282,692
282,692
Total Consumer Staples 2,242,981
ENERGY 3.3%
Energy Equipment & Services 0.2%
Schlumberger  913,300 44,861
44,861
Oil, Gas & Consumable Fuels 3.1%
EOG Resources  1,666,059 190,664
EQT  3,088,600 127,034
Exxon Mobil  2,520,208 270,292
TotalEnergies (EUR)  1,598,070 91,737
Williams  742,183 24,217
703,944
Total Energy 748,805
FINANCIALS 15.0%
Banks 3.8%
Bank of America  8,479,897 243,288
JPMorgan Chase  2,793,648 406,308
Wells Fargo  4,796,306 204,707
854,303
Capital Markets 2.8%
Charles Schwab  3,268,646 185,267
Goldman Sachs Group  293,250 94,585
Morgan Stanley  2,715,009 231,861
S&P Global  293,352 117,602
629,315
Consumer Finance 0.7%
American Express  953,574 166,113
166,113
Financial Services 2.1%
Fidelity National Information Services  563,325 30,814

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  1,906,139 452,670
483,484
Insurance 5.6%
Aon, Class A  646,947 223,326
Chubb  1,887,322 363,423
Hartford Financial Services Group  1,877,370 135,208
Marsh & McLennan  2,200,885 413,943
Progressive  946,938 125,346
1,261,246
Total Financials 3,394,461
HEALTH CARE 17.0%
Biotechnology 1.0%
AbbVie  1,761,101 237,273
237,273
Health Care Equipment & Supplies 3.4%
Becton Dickinson & Company  1,174,330 310,035
GE HealthCare Technologies  1,567,839 127,371
Medtronic  867,455 76,423
Stryker  851,432 259,763
773,592
Health Care Providers & Services 4.7%
Cigna Group  399,235 112,025
Elevance Health  369,033 163,958
McKesson  757,590 323,726
UnitedHealth Group  969,489 465,975
1,065,684
Life Sciences Tools & Services 3.6%
Agilent Technologies  1,589,136 191,094
Danaher  1,162,293 278,950
Thermo Fisher Scientific  641,029 334,457
804,501
Pharmaceuticals 4.3%
AstraZeneca, ADR  3,781,344 270,631
Eli Lilly  638,240 299,322
Johnson & Johnson  1,296,880 214,659
Zoetis  1,052,721 181,289
965,901
Total Health Care 3,846,951
INDUSTRIALS & BUSINESS SERVICES 15.1%
Aerospace & Defense 1.7%
Howmet Aerospace  3,044,771 150,899

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Northrop Grumman  502,468 229,025
379,924
Air Freight & Logistics 0.4%
United Parcel Service, Class B  446,936 80,113
80,113
Building Products 0.6%
Trane Technologies  668,124 127,785
127,785
Commercial Services & Supplies 1.0%
Waste Connections  1,632,172 233,286
233,286
Electrical Equipment 0.6%
Schneider Electric (EUR)  686,828 124,781
124,781
Ground Transportation 2.4%
JB Hunt Transport Services  640,018 115,862
Old Dominion Freight Line  402,975 149,000
Union Pacific  1,309,354 267,920
532,782
Industrial Conglomerates 4.4%
General Electric  3,232,732 355,116
Honeywell International  1,483,050 307,733
Roper Technologies  693,557 333,462
996,311
Machinery 2.0%
Cummins  357,499 87,644
Illinois Tool Works  543,590 135,985
Otis Worldwide  1,315,773 117,117
Stanley Black & Decker  (2) 1,284,094 120,332
461,078
Professional Services 2.0%
Automatic Data Processing  505,300 111,060
Broadridge Financial Solutions  1,425,866 236,166
Equifax  (2) 444,710 104,640
451,866
Total Industrials & Business Services 3,387,926
INFORMATION TECHNOLOGY 18.7%
Electronic Equipment, Instruments & Components 1.7%
Amphenol, Class A  2,255,428 191,599

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
TE Connectivity  1,393,864 195,364
386,963
IT Services 1.9%
Accenture, Class A  1,355,590 418,308
418,308
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials  1,546,891 223,588
KLA  495,164 240,164
Microchip Technology  2,022,109 181,161
QUALCOMM  616,648 73,406
Texas Instruments  1,566,688 282,035
1,000,354
Software 6.0%
Microsoft  3,962,005 1,349,221
1,349,221
Technology Hardware, Storage & Peripherals 4.7%
Apple  5,445,039 1,056,174
1,056,174
Total Information Technology 4,211,020
MATERIALS 4.3%
Chemicals 3.0%
Air Products & Chemicals  364,366 109,138
Linde  718,121 273,662
Nutrien  1,066,856 62,998
RPM International  752,846 67,553
Sherwin-Williams  600,289 159,389
672,740
Containers & Packaging 1.3%
Avery Dennison  951,030 163,387
Ball  2,059,851 119,904
283,291
Total Materials 956,031
REAL ESTATE 2.6%
Industrial Real Estate Investment Trusts 0.5%
Rexford Industrial Realty, REIT  2,219,901 115,923
115,923
Residential Real Estate Investment Trusts 1.1%
Equity Residential, REIT  3,731,690 246,180
246,180

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts 1.0%
American Tower, REIT  1,137,285 220,565
220,565
Total Real Estate 582,668
UTILITIES 3.0%
Electric Utilities 0.4%
NextEra Energy  1,077,478 79,949
79,949
Gas Utilities 0.5%
Atmos Energy  940,683 109,439
109,439
Multi-Utilities 2.1%
Ameren  2,367,215 193,331
CMS Energy  2,985,841 175,418
WEC Energy Group  1,246,531 109,994
478,743
Total Utilities 668,131
Total Common Stocks (Cost $12,148,227) 21,643,593
PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche (EUR)  600,384 74,585
Total Consumer Discretionary 74,585
Total Preferred Stocks (Cost $48,534) 74,585
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 794,348,863 794,349
Total Short-Term Investments (Cost $794,349) 794,349

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 40,615,992 40,616
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 40,616
Total Securities Lending Collateral (Cost $40,616) 40,616
Total Investments in Securities
100.1% of Net Assets
(Cost $13,031,726) $ 22,553,143
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 20,063++
Totals $ —# $ — $ 20,063+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 887,706  ¤   ¤ $ 834,965
Total $ 834,965^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $20,063 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $834,965.

T. ROWE PRICE Dividend Growth Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $13,031,726) $ 22,553,143
Receivable for investment securities sold 33,280
Receivable for shares sold 25,478
Dividends receivable 23,048
Cash 2
Other assets 4,816
Total assets 22,639,767
Liabilities
Obligation to return securities lending collateral 40,616
Payable for investment securities purchased 37,653
Payable for shares redeemed 19,553
Investment management fees payable 8,781
Due to affiliates 47
Payable to directors 18
Other liabilities 2,608
Total liabilities 109,276
NET ASSETS $ 22,530,491

T. ROWE PRICE Dividend Growth Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 9,750,785
Paid-in capital applicable to 331,022,533 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 12,779,706
NET ASSETS $ 22,530,491
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,042,504; Shares outstanding:
176,885,377) $ 68.08
Advisor Class
(Net assets: $375,691; Shares outstanding: 5,525,248) $ 68.00
I Class
(Net assets: $9,662,240; Shares outstanding: 142,006,019) $ 68.04
Z Class
(Net assets: $450,056; Shares outstanding: 6,605,889) $ 68.13

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,842) $ 200,151
Securities lending 1
Total income 200,152
Expenses
Investment management 51,556
Shareholder servicing
Investor Class $ 7,749
Advisor Class 252
I Class 353 8,354
Rule 12b-1 fees
Advisor Class 445
Prospectus and shareholder reports
Investor Class 379
Advisor Class 13
I Class 246 638
Proxy and annual meeting 375
Registration 323
Custody and accounting 254
Directors 37
Legal and audit 13
Miscellaneous 100
Waived / paid by Price Associates (1,081)
Total expenses 61,014
Net investment income 139,138

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 188,025
Foreign currency transactions 61
Net realized gain 188,086
Change in net unrealized gain / loss
Securities 1,109,507
Other assets and liabilities denominated in foreign currencies 71
Change in net unrealized gain / loss 1,109,578
Net realized and unrealized gain / loss 1,297,664
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,436,802

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 139,138 $ 236,436
Net realized gain 188,086 611,736
Change in net unrealized gain / loss 1,109,578 (3,142,196)
Increase (decrease) in net assets from operations 1,436,802 (2,294,024)
Distributions to shareholders
Net earnings
Investor Class (68,252) (408,632)
Advisor Class (1,720) (12,200)
I Class (60,634) (332,263)
Z Class (3,923) (19,235)
Decrease in net assets from distributions (134,529) (772,330)
Capital share transactions
*
Shares sold
Investor Class 1,472,200 2,768,258
Advisor Class 50,778 89,547
I Class 1,126,902 3,905,115
Z Class 3,036 4,160
Distributions reinvested
Investor Class 62,560 371,841
Advisor Class 1,631 11,615
I Class 55,447 305,142
Z Class 3,923 19,235
Shares redeemed
Investor Class (1,274,797) (4,767,133)
Advisor Class (51,284) (130,045)
I Class (748,459) (1,328,252)
Z Class (17,248) (62,978)
Increase in net assets from capital share
transactions 684,689 1,186,505

T. ROWE PRICE Dividend Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 1,986,962 (1,879,849)
Beginning of period 20,543,529 22,423,378
End of period $ 22,530,491 $ 20,543,529
*Share information (000s)
Shares sold
Investor Class 22,466 41,650
Advisor Class 779 1,352
I Class 17,242 58,773
Z Class 46 65
Distributions reinvested
Investor Class 955 5,642
Advisor Class 25 176
I Class 847 4,631
Z Class 60 292
Shares redeemed
Investor Class (19,476) (71,804)
Advisor Class (783) (1,956)
I Class (11,429) (20,086)
Z Class (264) (942)
Increase in shares outstanding 10,468 17,793

T. ROWE PRICE Dividend Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund has four classes of shares: the Dividend Growth
Fund (Investor Class), the Dividend Growth Fund–Advisor Class (Advisor Class),
the Dividend Growth Fund–I Class (I Class) and the Dividend Growth Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.

T. ROWE PRICE Dividend Growth Fund

Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Dividend Growth Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Dividend Growth Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Dividend Growth Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,228,561 $ 415,032 $ — $ 21,643,593
Preferred Stocks — 74,585 — 74,585
Short-Term Investments 794,349 — — 794,349
Securities Lending Collateral 40,616 — — 40,616
Total $ 22,063,526 $ 489,617 $ — $ 22,553,143

T. ROWE PRICE Dividend Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $40,428,000;
the value of cash collateral and related investments was $40,616,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $2,356,412,000 and $1,596,780,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Dividend Growth Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $13,069,218,000. Net unrealized gain aggregated
$9,484,050,000 at period-end, of which $9,669,565,000 related to appreciated investments and $185,515,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2024, to waive a portion of its management fee so that an individual fund fee of 0.17% is applied to the fund’s average

T. ROWE PRICE Dividend Growth Fund

daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Dividend Growth Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
At June 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $1,473,000 for T. Rowe Price Services, Inc.; and
$145,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.09% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $— $(1,081)

T. ROWE PRICE Dividend Growth Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $114,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Dividend Growth Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dividend Growth Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 208,167,951 2,338,825
Mark J. Parrell 208,053,154 2,450,843
Kellye L. Walker 202,774,968 7,754,354
Eric L. Veiel 207,987,964 2,541,876

T. ROWE PRICE Dividend Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Dividend Growth Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Dividend Growth Fund

economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Dividend Growth Fund

first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group) and second quintile (Expense Universe and Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor
Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F58-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023